Revenue Recognition - Schedule of Timing of Revenue Recognition (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total Revenue	$ 3,417,018	$ 1,351,121
Point in Time [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total Revenue	3,417,018	1,351,121
Over Time [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Total Revenue